Segmented Information	6 Months Ended
Apr. 30, 2024
Segmented Information [Abstract]
Segmented Information
12.	Segmented Information
As of April 30, 2024, the Company has one operating segment, being the research and development of novel psychedelic medicine, which takes place primarily in Israel.